Reverse takeover transaction with NCAC - listing expenses (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jan. 26, 2024 $ / shares	Jan. 25, 2024 $ / shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Consideration paid:
Shares issued to NCAC shareholders | shares	2,000
Fair value of the common shares | $ / shares					$ 359.25
Net identifiable liabilities acquired:
Cash and cash equivalents	$ 733,188	$ 1,932,519	$ 733,188			$ 605,480	$ 1,334,280	$ 1,334,280	$ 1,753,437
Accounts payable and accrued liabilities	(755,202)	(858,558)					$ (1,790,700)	$ (1,790,700)	$ (131,642)
Derivative warrant liabilities (Note 10)	(901,608)	$ (149,184)
Listing Expense	$ 41,481,605
NCAC
Consideration paid:
Shares issued to NCAC shareholders | shares	103,929
Total consideration shares issued | shares	103,929
Fair value of the common shares | $ / shares	$ 359.25			$ 266.255	$ 359.25
Deemed consideration amount for the common shares issued	$ 37,336,416
Net identifiable liabilities acquired:
Cash and cash equivalents	203
Accounts payable and accrued liabilities	(2,136,505)
NCAC promissory note (Note 11)	(1,413,529)
Derivative warrant liabilities (Note 10)	(595,358)
Net liabilities acquired	4,145,189
Listing Expense	$ 41,481,605